Contract Costs (Tables)	12 Months Ended
Feb. 28, 2022
Disclosure Of Assets Recognised From Costs To Obtain Or Fulfil Contracts With Customers [Abstract]
Summary of Capitalised Contract Costs (Net)
	As of February 28, 2022	As of February 28, 2021
	US$	US$
Capitalised contract costs (net)	—	2,773,611

Summary of Movement in Capitalised Contract Costs

The movement in capitalised contract costs is as follows:

	As of February 28, 2022	As of February 28, 2021
	US$	US$
Balance as of beginning of financial year	2,773,611	—
Contract costs incurred	—	5,350,000
Amortisation to marketing and sales expenses (Note 22)	(1,277,110)	(1,153,831)
Contract costs refunded	—	(322,558)
Impairment loss	(1,496,501)	(1,100,000)
Balance as of end of financial year	—	2,773,611

Summary of Movement in Impairment of Contract Costs

The movement in the impairment of contract costs is as follows:

	As of February 28, 2022	As of February 28, 2021
	US$	US$
Balance as of beginning of financial year	1,100,000	—
Charge to profit or loss	1,496,501	1,100,000
Balance as of end of financial year	2,596,501	1,100,000